Share based compensation	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
15 Share-based compensation
There were no new share-based compensation plans adopted during the Six months ended June 30, 2024.
The Group recognized share-based compensation expenses of USD1,650 thousand in the three months ended June 30, 2024 and USD3,806 thousand in the Six months ended June 30, 2024 (For the three months ended June 30, 2023: USD1,302 thousand; For the Six months ended June 30, 2023: USD2,252 thousand).